Share-based payment arrangements (Details 3) (ESAP.) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 CHF Y M	Dec. 31, 2010 CHF Y	Dec. 31, 2009 CHF Y	Dec. 31, 2011 USD ($) Y	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award
Length of each savings period under the employee share acquisition plan (ESAP), (in months)	12
Number of ABB Ltd shares representing each ADS in the United States	1
Contractual term (in years)	1
Time period of interest rate used as the basis for the risk-free rate (in years)	1
Expected volatility (as a percent)	33.00%	27.00%	35.00%
Dividend yield (as a percent)	3.13%	2.49%	2.07%
Expected term (in years)	1	1	1
Risk-free interest rate (as a percent)	0.00%	0.26%	0.37%
Summary of the activity related to share-based compensation arrangement
Number of shares outstanding at beginning				4,899,540	4,140,440
Number of shares Granted	4,904,690
Number of shares Forfeited	(205,600)
Number of shares Exercised	(20,366)
Number of shares not exercised (savings returned plus interest)	(3,919,624)
Number of shares outstanding at end				4,899,540	4,140,440
Number of shares vested and expected to vest				4,693,788
Weighted-average exercise price at beginning of period (in Swiss francs per share)	20.46
Weighted average exercise price, Granted (in Swiss francs per share)	15.98	20.46	19.36
Weighted average exercise price, Forfeited (in Swiss francs per share)	20.35
Weighted-average exercise price, Exercised (in Swiss francs per share)	20.46
Weighted-average exercise price, Not exercised (savings returned plus interest) (in Swiss francs per share)	20.46
Weighted-average exercise price at end of period (in Swiss francs per share)	15.98	20.46
Weighted-average exercise price of shares Vested and expected to vest at end of period (in Swiss francs per share)	15.98
Weighted-average remaining contractual term of ESAP (in years)				0.8
Weighted-average remaining contractual term of ESAP, Vested and expected to vest (in years)	0.8
Aggregate intrinsic value of ESAP	8.3
Aggregate intrinsic value of ESAP, Vested and expected to vest	8.0
Exercise prices per ADS (in USD per share)				$ 18.10	$ 20.55	$ 18.75
Unrecognized compensation cost at end of period				8
Weighted average period over which unrecognized share-based compensation costs are expected to be reported (in months)	10
Weighted-average grant-date fair value of options (in Swiss francs per share)	1.89	1.96	2.55
Total intrinsic value of options exercised		3.5	22.0